MERCER FUNDS

SUPPLEMENT TO
THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 31, 2019 AS SUPPLEMENTED APRIL 16, 2019

The date of this Supplement is April 30, 2019.

The following changes are made in the Statement of Additional Information of the Mercer Funds (the “SAI”):

I.	The Board of Trustees of the Mercer Funds have approved the appointment of River Road Asset Management, LLC (“River Road”) as subadvisor to the Mercer US Small/Mid Cap Equity Fund (the “Fund”). Effective April 30, 2019, River Road began managing an allocated portion of the Fund and BNY Mellon Asset Management North America Corporation was terminated as subadvisor to the Fund. Upon the effectiveness of such subadvisor changes, the SAI is amended as described below.

1. All references in the SAI to BNY Mellon Asset Management North America Corporation are deleted.

2. In the section titled Subadvisors, Sub-Subadvisors and Portfolio Managers beginning on page 45 of the SAI, the following information is added relating to River Road Asset Management, LLC, subadvisor to the Fund:

River Road Asset Management, LLC (“River Road”), located at 462 South Fourth Street, Suite 2000, Louisville, Kentucky 40202, serves as a Subadvisor to the Mercer US Small/Mid Cap Equity Fund. River Road is indirectly, majority-owned by Affiliated Managers Group, Inc., and is registered as an investment adviser under the Advisers Act.

3. In Appendix B of the SAI, titled “Proxy Voting Policies” the following Proxy Policies for River Road is hereby added:

RIVER ROAD ASSET MANAGEMENT, LLC

Proxy Voting Policy and Procedures

Policy. River Road exercises discretionary voting authority over proxies issued on securities held in client accounts unless the client has explicitly reserved voting authority. River Road, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for client securities consistent with the best economic interests of the clients. River Road maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting. River Road has established the Proxy Voting Policy Committee for establishing voting guidelines and reviewing proxy related issues. River Road’s Compliance Department oversees the operational and procedural aspects of the proxy voting process. Additionally, to help discharge its duties, River Road hired Glass Lewis & Co. (“Glass Lewis”) as its voting agent. Glass Lewis performs the following services:

•	provides analysis of proxy proposals,
•	tracks and receives proxies for which River Road clients are entitled to vote,
•	votes the proxies as directed by River Road; and,
•	compiles and provides client voting records.

Voting Process. River Road will generally instruct Glass Lewis to vote proxies pursuant to guidelines adopted by River Road’s Proxy Voting Policy Committee at the beginning of each year. If the policy recommendation and the management recommendation for all votes on a ballot are the same, the Compliance Department will typically vote accordingly. There are limited instances where River Road has (and may in the future) vote differently from the policy and management recommendation. If the policy recommendation and management recommendation are different for a particular vote, an investment team member (in consultation with the portfolio manager) is responsible for reviewing the proxy paper and making the appropriate vote decision based on this policy. Where the investment team member decides to vote differently from the policy recommendation, they must document the rationale and prior approval of the Compliance Department is obtained.

Conflicts of Interest. River Road has eliminated most conflicts of interest by using an independent third party (Glass Lewis) that votes pursuant to the guidelines adopted by the Proxy Voting Policy Committee or in accordance with River Road’s direction based on the above process. In cases where River Road believes there is an actual or perceived conflict of interest, River Road requires additional steps that may include the following:

i.	documenting the potential conflict of interest;
ii.	obtaining the prior approval of the Chief Investment Officer or Co-Chief Investment Officer and the Chief Compliance Officer;
iii.	obtaining Committee review or approval;
iv.	deferring to the voting recommendation of a third party;
v.	voting pursuant to client direction (following disclosure of the conflict);
vi.	abstaining from voting;
vii.	voting reflectively (in the same proportion and manner as other shareholders); or,
viii.	taking such other action as necessary to protect the interests of clients.

4. The following information relating to River Road is added to Appendix C of the SAI, titled “Additional Information About the Funds’ Portfolio Managers,” under the subheading titled “Mercer US Small/Mid Cap Equity Fund” beginning on page C-1.

The portfolio managers who are primarily responsible for the day-to-day management of River Road’s allocated portion of the Fund’s portfolio are J. Justin Akin, R. Andrew Beck and James C. Shircliff, CFA.

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Compensation. Compensation for portfolio managers includes an annual fixed base salary and a potential performance-based bonus. In addition, all portfolio managers also own equity in the firm, which entitles them to a portion of the firm’s profits.

Ownership of Fund Shares. As of March 31, 2019, Messrs. Akin, Beck and Shircliff did not beneficially own any shares of the Fund.

Other Accounts Managed by Portfolio Managers.*

In addition to the Fund, Mr. Akin manages:

	Total Accounts		Accounts with Performance Fees

Other Accounts	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies*	3	$469	0	$0
Other Pooled Investment Vehicles*	2	$48	0	$0
Other Accounts*	22	$915	1	$81

*As of March 31, 2019. Performance based fee accounts/assets also included in total accounts/assets managed.

In addition to the Fund, Mr. Beck manages:

	Total Accounts		Accounts with Performance Fees

Other Accounts	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies*	4	$535	0	$0
Other Pooled Investment Vehicles*	4	$384	0	$0
Other Accounts*	32	$1,151	1	$81

*As of March 31 31, 2019. Performance based fee accounts/assets also included in total accounts/assets managed.

In addition to the Fund, Mr. Shircliff manages:

	Total Accounts		Accounts with Performance Fees

Other Accounts	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies*	6	$1,725	0	$0
Other Pooled Investment Vehicles*	11	$1,077	0	$0
Other Accounts*	75	$1,185	1	$81

*As of March 31, 2019. Performance based fee accounts/assets also included in total accounts/assets managed.

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Potential Conflicts of Interest

The portfolio managers manage multiple accounts, including the respective Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. River Road has adopted policies and procedures that it believes are reasonably designed to address the conflicts associated with managing multiple accounts for multiple clients, including long only and long-short products, although there can be no assurance that such policies and procedures will adequately address such conflicts.

II.	Joseph Chi has stepped down from his role as Co-Head of Portfolio Management and Chair of the Investment Committee at Dimensional Fund Advisors LP, a subadvisor to the Mercer Emerging Markets Equity Fund. Bhanu P. Singh, Senior Portfolio Manager and Vice President, has joined the team responsible for Dimensional’s allocated portion of the Fund. Accordingly, all references in the Statement of Additional Information to Mr. Chi are hereby deleted and replaced with the following:

1. On page C-37 replace the first paragraph after the heading Dimensional Fund Advisors LP (“Dimensional”)

The allocated portion of the Fund’s portfolio managed by Dimensional is managed on a team basis. The portfolio managers who are primarily responsible for the day-to-day management of Dimensional’s allocated portion of the Fund’s portfolio are Messrs. Firestein, Fogdall, and Singh and Ms. Phillips.

2. The disclosure on page C-38 regarding ownership of Fund shares and management of other accounts is updated with the following:

Ownership of Fund Shares. As of March 31, 2019, Mr. Singh did not beneficially own any shares of the Fund.

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Other Accounts Managed by Portfolio Managers.

In addition to the Fund, Mr. Singh manages:

	Total Accounts		Accounts with Performance Fees

Other Accounts	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies*	46	$185,059	0	0
Other Pooled Investment Vehicles*	1	$45	0	0
Other Accounts*	1	$528	0	0

*As of March 31, 2019.

III.	Effective April 26, 2019, Janus Capital Management LLC has been terminated as a subadvisor to the Mercer Emerging Markets Equity Fund. Accordingly, all references to Janus Capital Management LLC in the SAI are hereby deleted.
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